Offerings - Offering: 1	Nov. 14, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	381,990
Proposed Maximum Offering Price per Unit | $ / shares	62.59
Maximum Aggregate Offering Price	$ 23,908,754.10
Amount of Registration Fee	$ 3,301.80
Offering Note	The registration fee is calculated in accordance with Rules 457(c) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). The maximum offering price per unit is based on the average of the high and low sales prices of the Registrant’s Class A Common Stock as reported on the Nasdaq Global Select Market on November 13, 2025 in accordance with Rule 457(c) of the Securities Act. This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form S-3 (File No. 333-281939), in accordance with Rules 456(b) and 457(r) under the Securities Act.